CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash	$ 490,693		$ 2,171,553			$ 50,858
Prepaid expenses	130,720					227,594
Total Current Assets	621,413		2,171,553			278,452
Non-Current Assets:
Marketable securities held in Trust Account	12,729,617		44,709,805			237,984,513
Total Non-current Assets	12,729,617		44,709,805			237,984,513
TOTAL ASSETS	13,351,030		46,881,358			238,262,965
Current liabilities:
Accrued expenses	444,950		2,251,823			681,395
Accounts payable	217,923		99,468			97,987
Accrued offering costs	184,047		184,047			184,047
Due to related party	270,590		$ 236,233			$ 244,550
Other Liability, Current, Related Party, Type [Extensible Enumeration]			Related Party [Member]			Related Party [Member]
Administrative support fee - related party	321,500		$ 231,500
Excise tax liability	2,299,092		1,976,947
Total Current Liabilities	3,738,102		4,980,018			$ 1,207,979
Non-current liabilities:
Warrant liability	464,000		580,500			527,050
Total Non-current Liabilities	464,000		580,500			527,050
TOTAL LIABILITIES	4,202,102		5,560,518			1,735,029
Commitments and Contingencies (Note 8)
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	645,650		760,971
Accumulated deficit	(4,226,914)		(4,150,511)			(1,457,152)
Total Stockholders' Deficit	(3,580,689)	$ (3,009,671)	(3,388,965)	$ (3,157,412)	$ (2,797,412)	(1,456,577)	$ (24,255,702)
TOTAL LIABILITIES, COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT	13,351,030		46,881,358			238,262,965
Class A common stock subject to redemption
Non-current liabilities:
Class A common stock subject to possible redemption; 200,000,000 shares authorized; 1,163,113 and 4,150,065 shares issued and outstanding subject to possible redemption at redemption value as of June 30, 2024 and December 31, 2023, respectively	12,729,617		44,709,805			237,984,513	$ 234,600,690
Class A common stock not subject to redemption
Stockholders' Deficit
Common stock, value	420		420			0
Class B common stock
Stockholders' Deficit
Common stock, value	$ 155		$ 155			$ 575